UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22415

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Gottex Multi-Asset Endowment Master Fund

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(Exact name of registrant as specified in charter)

28 State Street, 40th Floor

Boston, MA 02109

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(Address of principal executive offices) (Zip code)

William J. Landes

28 State Street, 40th Floor

Boston, MA 02109

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 532-0200

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Date of fiscal year end: March 31

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Date of reporting period: June 30, 2013

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

Schedule of Investments (unaudited)

June 30, 2013

Number of Shares		Fair Value
	COMMON STOCKS - 9.2%
	CONSUMER DISCRETIONARY - 0.7%
774	Big Lots, Inc. (1)	$24,404
443	Conn's, Inc. (1)	22,930
716	Jos. A. Bank Clothiers, Inc. (1)	29,585
1,527	Lennar Corp., Class A	55,033
3,518	Scientific Games Corp., Class A (1)	39,577
2,490	Stage Stores, Inc.	58,515
649	Wolverine World Wide, Inc.	35,442
		265,486
	CONSUMER STAPLES - 0.1%
320	Cal-Maine Foods, Inc.	14,883

	ENERGY - 0.3%
1,503	Bill Barrett Corp. (1)	30,391
1,610	Cloud Peak Energy, Inc. (1)	26,533
1,886	Comstock Resources, Inc.	29,667
627	SM Energy Co.	37,607
		124,198

	FINANCIALS - 1.1%
1,850	Boston Private Financial Holdings, Inc.	19,684
1,620	FirstMerit Corp.	32,449
2,645	Fulton Financial Corp.	30,365
3,524	Home Loan Servicing Solutions, Ltd.	84,470
1,178	Investors Bancorp, Inc.	24,832
1,135	LaSalle Hotel Properties - REIT	28,035
9,253	Newcastle Investment Corp. - REIT	48,393
1,285	Northfield Bancorp, Inc.	15,060
2,136	Old National Bancorp	29,541
637	UMB Financial Corp.	35,462
2,425	ViewPoint Financial Group, Inc.	50,464
		398,755

	HEALTH CARE - 0.9%
398	Analogic Corp.	28,986
1,437	AngioDynamics, Inc. (1)	16,209
846	ArthroCare Corp. (1)	29,212
179	Bio-Rad Laboratories, Inc., Class A (1)	20,084
494	Centene Corp. (1)	25,915
2,306	Cynosure, Inc., Class A (1)	59,910
678	Haemonetics Corp. (1)	28,035
326	Hill-Rom Holdings, Inc.	10,980
1,305	Masimo Corp.	27,666
208	Merit Medical Systems, Inc. (1)	2,319
771	STERIS Corp.	33,061
540	West Pharmaceutical Services, Inc.	37,941
		320,318

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

Schedule of Investments (unaudited) (continued)

June 30, 2013

Number of Shares		Fair Value
	INDUSTRIALS - 2.2%
1,802	American Woodmark Corp. (1)	$62,529
2,489	Dycom Industries, Inc. (1)	57,596
3,840	Fly Leasing, Ltd. - ADR	64,704
6,832	Great Lakes Dredge & Dock Co.	53,426
1,385	II-VI, Inc. (1)	22,520
3,981	Korn/Ferry International (1)	74,604
13,516	Kratos Defense & Security Solutions, Inc. (1)	87,584
1,140	Mine Safety Appliances Co.	53,067
1,262	Mistras Group, Inc. (1)	22,186
206	National Presto Industries, Inc.	14,838
592	Powell Industries, Inc. (1)	30,577
3,939	Republic Airways Holdings, Inc. (1)	44,629
1,340	Rollins, Inc.	34,706
5,045	Sykes Enterprises, Inc. (1)	79,509
710	Thermon Group Holdings, Inc. (1)	14,484
291	TransDigm Group, Inc.	45,620
1,050	Woodward, Inc.	42,000
		804,579

	INFORMATION TECHNOLOGY - 3.6%
2,681	ADTRAN, Inc.	66,006
2,324	Aruba Networks, Inc. (1)	35,697
4,666	Cypress Semiconductor Corp. (1)	50,066
5,556	Entergris, Inc. (1)	52,143
800	F5 Networks, Inc. (1)	55,040
888	FARO Technologies, Inc. (1)	30,032
1,637	Freescale Semiconductor, Ltd. (1)	22,181
1,187	Global Payments, Inc.	54,982
3,230	Harmonic, Inc. (1)	20,510
1,688	Heartland Payment Systems, Inc.	62,878
1,944	Higher One Holdings, Inc. (1)	22,628
7,903	Integrated Device Technology, Inc. (1)	62,750
1,161	IPG Photonics Corp.	70,508
6,450	Micron Technology, Inc. (1)	92,429
798	MICROS Systems, Inc. (1)	34,434
568	NETGEAR, Inc. (1)	17,347
406	NIC, Inc.	6,711
966	Oplink Communications, Inc. (1)	16,779
614	OSI Systems, Inc. (1)	39,554
1,065	PTC, Inc. (1)	26,124
15,231	RF Micro Devices, Inc. (1)	81,410
1,031	Rofin-Sinar Technologies, Inc. (1)	25,713
1,029	Rogers Corp. (1)	48,692
1,994	Rudolph Technologies, Inc. (1)	22,333
2,537	Sanmina Corp. (1)	36,406
2,539	Skyworks Solutions, Inc. (1)	55,579
3,531	Take-Two Interactive Software, Inc. (1)	52,859
752	Trimble Navigation, Ltd. (1)	19,544
1,400	Western Digital Corp.	86,926
6,345	Xyratex, Ltd.	63,831
		1,332,092

	MATERIALS - 0.2%
515	Haynes International, Inc.	24,653
348	Innophos Holdings, Inc.	16,415
1,114	LSB Industries, Inc. (1)	33,877
		74,945

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

Schedule of Investments (unaudited) (continued)

June 30, 2013

Number of Shares/Units			Fair Value
		UTILITIES - 0.1%
853		MDU Resources Group, Inc.	$22,101
		TOTAL COMMON STOCKS	3,357,357
		(Identified Cost $3,175,836)

		EXCHANGE TRADED FUNDS & MUTUAL FUNDS - 16.3%
		GLOBAL EQUITY - 12.2%
61,895		Bogle Investment Management Small Cap Growth Fund (1)	1,739,243
52,022		iShares MSCI United Kingdom ETF	918,708
4,154		SPDR S&P 500 ETF Trust	666,385
19,134		Vanguard FTSE Emerging Markets ETF	742,208
9,276		WisdomTree Japan Hedged Equity Fund	423,078
			4,489,622

		FIXED INCOME - 4.1%
112,531		Templeton Global Total Return Fund	1,493,281
		TOTAL EXCHANGE TRADED FUNDS & MUTUAL FUNDS	5,982,903
		(Identified Cost $6,103,563)

		HEDGE FUNDS - 36.2%
		COMMODITY TRADING ADVISORS - 2.0%
2,762		Blue Trend Fund Ltd., Class B (1) (5)	719,114

		CREDIT - 3.5%
1,039		Whitebox Multi-Strategy Fund, Ltd. (1) (6)	1,270,177

		EQUITY - 8.3%
N/A	(8)	Jana Nirvana Fund, L.P. (1) (6)	741,509
1,100		Jet Capital Concentrated Offshore Fund, Ltd. (1) (5)	1,131,030
365		Pine River Fund, Ltd., Class A (1) (2) (6) (7)	1,170,297
			3,042,836

		FIXED INCOME - 5.0%
903		KLS Diversified Fund Ltd. (1) (6)	881,561
N/A	(8)	Obsidian (Offshore) Fund, LLC (The), Class C (1) (5)	945,369
			1,826,930

		INFLATION PROTECTION - 3.9%
80,519		Duff & Phelps Real Estate Securities Trust (1) (5)	1,448,670

		MACRO - 10.8%
5,716		AllBlue Ltd., Class A (1) (6)	1,092,715
501		Global Strategy LLC (1)	570,089
11,429		Graham Global Investment Fund II, Ltd. (1) (5)	1,336,508
640		Stratus Feeder, Ltd., Class B (1) (5)	945,535
			3,944,847

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

Schedule of Investments (unaudited) (continued)

June 30, 2013

Number of Shares		Fair Value
	VOLATILITY - 2.7%
925	BlueMountain Equity Alternatives Fund, Ltd. (1) (6) (7)	$975,873
	TOTAL HEDGE FUNDS	13,228,447
	(Identified Cost $12,427,297)

	PRIVATE EQUITY & SPECIAL OPPORTUNITIES - 7.4%
	BUYOUT - 7.4%
75,036	Graphite Enterprise Trust PLC	551,870
113,503	NB Private Equity Partners	1,031,742
131,214	Princess Private Equity Holding, Ltd. (1)	1,122,753
	TOTAL PRIVATE EQUITY & SPECIAL OPPORTUNITIES	2,706,365
	(Identified Cost $2,439,636)

	TOTAL INVESTMENTS - 69.1%	25,275,072
	(Identified Cost $24,146,332)

	SHORT-TERM INVESTMENTS - 16.6%
	MONEY MARKET FUND - 16.6%
	Federated Prime Obligations Fund, 0.04% (3)	6,077,278
	TOTAL SHORT-TERM INVESTMENTS	6,077,278
	(Identified Cost $6,077,278)

	TOTAL INVESTMENTS AND SHORT TERM INVESTMENTS - 85.7%
	(Identified Cost $30,223,610)	31,352,350
	OTHER ASSETS AND LIABILITIES - 14.3%	5,215,080
	TOTAL SHAREHOLDERS' EQUITY - 100.0%	$36,567,430

All percentages are based on Shareholders' Equity.

(1)	Non-income Producing.
(2)	Withdrawals from this portfolio fund are permitted after three month lock-up period from the date of the initial investment.
(3)	The rate shown is the annualized 7-day yield as of June 30, 2013.
(4)	Withdrawals from this portfolio fund are permitted on a bi-monthly basis.
(5)	Withdrawals from this portfolio fund are permitted on a monthly basis.
(6)	Withdrawals from this portfolio fund are permitted on a quarterly basis.
(7)	The Underlying Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Underlying Fund.
(8)	The Fund is not share or unit based and therefore does not hold shares or units, but instead has a member's capital balance.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Company

REIT - Real Estate Investment Trust

INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

Investment types as a percentage of total investments are as follows:

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

Schedule of Investments (unaudited) (continued)

June 30, 2013

Number of Contracts		Ccy	Notional Amount	Unrealized Appreciation/ (Depreciation)
	FUTURES CONTRACTS
	FUTURES CONTRACTS PURCHASED
31	September 2013 E-Mini S&P 500 Index Futures	USD	$2,478,915	$(29,683)
56	September 2013 Euro STOXX 50 Index Futures	EUR	1,454,880	(67,022)
17	September 2013 Nikkei 225 Index Futures	USD	117,640	8,075
				(88,630)

	FUTURES CONTRACTS SOLD
(25)	September 2013 Russell 2000 Mini Index Futures	USD	2,436,750	3,625
	TOTAL FUTURES CONTRACTS			(85,005)

	TOTAL RETURN SWAP

Counterparty/ Fund Interests	Pay/ Receive Total Return	Financing Rate	Valuation Date	Ccy	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
PanAgora Diversified Arbitrage Off-Shore Fund, Ltd.	Receive	0.50%	5/31/2014	USD	$2,675,000	$2,675,000	$ (98,707)
							(Concluded)

The Gottex Multi-Asset Endowment Fund (the “Master Fund”) may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2013 through June 30, 2013, the Master Fund entered into seven short forward foreign currency exchange contracts. The Master Fund had $28,122 in net realized losses, and a $13,113 change in net unrealized appreciation on forward foreign currency exchange contracts.

At June 30, 2013, the Master Fund had two outstanding short forward foreign currency exchange contracts:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
July 29, 2013	Euro (€)	$1,132,793	€866,012	$1,126,813	$5,980	Citigroup
July 29, 2013	GBP (£)	$566,202	£367,582	$559,069	$7,133	Citigroup

As permitted under accounting principles generally accepted in the United States (“U.S. GAAP”), the investments in the Portfolio Funds held by the Master Fund are valued, as a practical expedient, utilizing the net asset valuations (“NAVs”) provided by the Portfolio Funds, without adjustment, when the net asset valuations of the investments are calculated (or adjusted by the Master Fund if necessary) in a manner consistent with U.S. GAAP for investment companies in accordance with procedures established by the Board of Trustees (the ”Board”).  Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents.  Valuations of the securities held by the Portfolio Funds may be subject to estimates and NAVs are net of management and performance incentive fees or allocations payable by the Portfolio Funds. The Master Fund applies the practical expedient to its investments in Portfolio Funds on an investment-by-investment basis, and consistently with the Master Fund’s entire position in a particular investment, unless it is probable that the Master Fund will sell a portion of an investment at an amount different from the net asset valuation. In cases where the practical expedient is not available, or if the Adviser determines it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values used for Portfolio Funds may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Portfolio Funds are included in Level 2 or 3 of the fair value hierarchy (see below for fair value hierarchy definition and leveling table). In determining the level, the Master Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. If the Master Fund has the ability to redeem its investment at the reported net asset value as of the valuation date, the investment is generally included in Level 2 of the fair value hierarchy. If the Master Fund does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in three months as of the valuation date, the investment is included in Level 3 of the fair value hierarchy.

Domestic exchange-traded equity securities and ETFs (other than options and other than those that trade on NASDAQ) held directly by the Master Fund, are valued at their last sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices as reported by such exchanges.  Listed options and futures contracts shall be valued: (i) at their last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts; or (ii) in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (the "NOCP"); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Master Fund's net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed "stale" and the value will be determined under the Board’s supervision at fair value.  Securities traded on a foreign securities exchange are valued at their last sale prices, subject to the occurrence of significant events, on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices as reported by that exchange. Short-term investments include highly liquid investments with a remaining maturity of 60 days or less. They are valued by the Adviser at amortized cost, which the Board has determined to approximate fair value.

Other securities for which market quotations are not readily available are valued at their bid prices as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser with the supervision of the Board.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service.  Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S.  Foreign exchange rates also are determined before such close.  On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value is determined.  When such significant events materially affect the values of securities held by the Master Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Master Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Portfolio Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$3,357,357	$-	$-	$3,357,357
ETFs & Mutual Funds	5,982,903	-	-	5,982,903
Hedge Funds	-	11,618,819	1,609,628	13,228,447
Private Equity & Special Opportunities	-	2,706,365	-	2,706,365
Short-Term Investments	6,077,278	-	-	6,077,278
Total	$15,417,538	$14,325,184	$1,609,628	$31,352,350

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$(88,630)	$-	$-	$(88,630)
Futures Contracts Sold	3,625	-	-	3,625
Total Return Swap	-	(98,708)	-	(98,708)
Total	$(85,005)	$(98,708)	$-	$(183,713)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Hedge Funds	Total
Balance as of April 1, 2013	$1,942,421	$1,942,421
Gross Purchases	-	-
Gross Sales	(356,250)	(356,250)
Net Realized Gain/(Loss)	83,863	83,863
Change in Unrealized Appreciation/Depreciation	(60,406)	(60,406)
Transfers out of Level 3*	-	-
Balance as of June 30, 2013	$1,609,628	$1,609,628

*Transfers out of Level 3 into Level 2 in the fair value hierarchy generally occur when lock-up periods on investments in Portfolio Funds are lifted.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 as of June 30, 2013, based on levels assigned to Investments on March 31, 2013.

The amount of the net change in unrealized appreciation/depreciation for the period ended June 30, 2013 relating to investments in Level 3 assets still held at June 30, 2013 is $(60,406).

The Master Fund may purchase and sell futures contracts to enhance the risk/return profile through adding opportunities for realizing short-term returns and providing enhanced portfolio diversification. Investments in futures contracts require the Master Fund to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Master Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Investments in futures contracts require initial margin deposits which consist of cash or eligible securities. Investments in futures contracts can be highly speculative and can substantially increase the adverse impact of investment risks to which the Master Fund may be subject.

The Master Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Master Fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked to market daily or monthly based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The Master Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The Master Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

At March 31, 2013, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,611,948
Gross unrealized depreciation	(868,562)
Net unrealized appreciation (depreciation)	$743,386
Tax cost	$32,708,248

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gottex Multi-Asset Endowment Master Fund
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By (Signature and Title)*
/s/ Dr. William J. Landes
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Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2013
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dr. William J. Landes
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Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2013
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By (Signature and Title)*	/s/ Wade C. Boylan
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Wade C. Boylan, Chief Financial Officer
(Principal Financial Officer)

Date	August 29, 2013
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* Print the name and title of each signing officer under his or her signature.